UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario November
7, 2007
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	202

Form 13F Information Table Value Total:
	21,742,250 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional
investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-
[Repeat as necessary.]

CHI99 3763896-1.014553.0011







MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : June 30, 2007
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMCOLUMN 7
COLUMN 8 VALUE SHRS OR SH/PUT/INVESOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000)PRN AMT
PRNCALLDISCRMANAGERS SOLE SHAREDNONE ABB LTD ADR (1 ORD SHR)
000375204 14927 571,200SH SOLE 571,200 ABBOTT LABS COMMON 002824100
272 5,100SH SOLE 5,100 AGNICO EAGLE MINES COMMON 008474108 1771
35,900SH SOLE 35,900 AGRIUM INC COMMON 008916108 305014 5,629,643SH
SOLE 5,629,643 AIR LIQUIDE ADR (0.2 ORD) 009126202 56830 2,140,372SH SOLE
2,140,372 ALCAN INC COMMON 013716105 3914 39,440SH SOLE 39,440 ALCOA
INC COMMON 013817101 134537 3,451,855SH SOLE 3,451,855 ALL NIPPON
AWYS LTD ADR(2 ORD SHRS) 016630303 3758 484,200SH SOLE 484,200 AMERN
INTL GROUP INC COMMON 026874107 177670 2,636,061SH SOLE 2,636,061
ANHEUSER BUSCH COS COMMON 035229103 1126 22,600SH SOLE 22,600
APACHE CORP COMMON 037411105 132704 1,478,975SH SOLE 1,478,975
APPLIED MATERIALS COMMON 038222105 268 13,000SH SOLE 13,000 ASAHI
GLASS SP ADR (10 ORD) 043393206 8870 671,900SH SOLE 671,900 AVERY
DENNISON CORP COMMON 053611109 41991 739,161SH SOLE 739,161 BG PLC
ADR (5 ORDS) 055434203 84433 974,100SH SOLE 974,100 BP PLC ADR (6 ORDS)
055622104 109027 1,577,960SH SOLE 1,577,960 BANK OF AMERICA CORP
COMMON USD 0.01 060505104 2521 50,343SH SOLE 50,343 BANK OF
MONTREAL COMMON 063671101 72449811,146,122SH SOLE 11,146,122 BANK
OF NOVA SCOTIA COMMON 064149107 64642812,371,825SH SOLE 12,371,825
BARRICK GOLD CORP COMMON 067901108 198442 4,967,259SH SOLE 4,967,259
BAYER A G SP ADR (1 ORD) 072730302 340 4,300SH SOLE 4,300 BECKMAN
COULTER INC COMMON 075811109 62092 844,941SH SOLE 844,941 BECTON DICKINSON COMMON 075887109 654 8,000SH SOLE 8,000 BOSTON SCIENTIFIC COMMON 101137107 52327 3,764,948SH SOLE 3,764,948 BRISTOL MYERS
SQUIBB COMMON 110122108 1912 66,600SH SOLE 66,600 BROOKFIELD ASSET
MGT CLASS A LTD VTG 112585104 265735 6,965,539SH SOLE 6,965,539 CCL
INDUSTRIES INC CLASS B NON VTG 124900309 49565 1,107,340SH SOLE
1,107,340 CVS CAREMARK CORP COMMON 126650100 150663 3,815,854SH SOLE
3,815,854 CDN IMP BANK COMMERC COMMON 136069101 563394 5,670,230SH
SOLE 5,670,230 CDN NATL RAILWAY COMMON 136375102 80623714,204,320SH
SOLE 14,204,320 CDN NATURAL RES COMMON 136385101 529703 7,010,361SH
SOLE 7,010,361 CDN TIRE CORP CLASS A NON VTG 136681202 113721
1,432,800SH SOLE 1,432,800 CANON INC ADR (1 ORD) 138006309 61122
1,130,025SH SOLE 1,130,025 CATERPILLAR INC COMMON 149123101 110671
1,416,317SH SOLE 1,416,317 CHEVRON CORP COMMON 166764100 1734
18,600SH SOLE 18,600 CITIGROUP INC COMMON 172967101 193072 4,152,325SH
SOLE 4,152,325 COCA-COLA CO COMMON 191216100 2190 38,250SH SOLE
38,250 COLGATE PALMOLIVE CO COMMON 194162103 137799 1,939,300SH
SOLE 1,939,300 COMPANHIA VAL DO RIO ADR(1 ORD SHR) 204412209 118745 3,512,700SH SOLE 3,512,700 CORNING INCORPORATED COMMON 219350105
1756 71,500SH SOLE 71,500 CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108
3912 59,200SH SOLE 59,200 CYMER INC COMMON 232572107 1691 44,200SH
SOLE 44,200 DOMTAR (CDA) PAPER EXCHANGEABLE SHARES 257557108
37297 4,548,400SH SOLE 4,548,400 EMC CORP MASS COMMON 268648102 303
14,600SH SOLE 14,600 E.ON AG ADR (0.3333 ORD SHS) 268780103 3632 59,400SH
SOLE 59,400 EATON CORP COMMON 278058102 3947 40,000SH SOLE 40,000
EDWARDS AG INC COMMON 281760108 250 3,000SH SOLE 3,000 ELECTRONIC
ARTS COMMON 285512109 92889 1,665,194SH SOLE 1,665,194 EMERSON ELEC
CO COMMON 291011104 509 9,600SH SOLE 9,600 ENCANA CORPORATION
COMMON 292505104 73164111,896,601SH SOLE 11,896,601 ERICSSON(LM) TEL
ADR(10 SER B SHRS) 294821608 87145 2,197,700SH SOLE 2,197,700 FEDERAL
NTL MTG ASSN COMMON 313586109 62094 1,024,913SH SOLE 1,024,913 FIRST
QUANTUM MNRL COMMON 335934105 556 5,700SH SOLE 5,700 FLUOR
CORPORATION COMMON 343412102 301 2,100SH SOLE 2,100 FORDING CDN
COAL TR TRUST UNIT 345425102 385 10,000SH SOLE 10,000 FRANKLIN RES
INC COMMON 354613101 3487 27,450SH SOLE 27,450 GENERAL ELECTRIC CO
COMMON 369604103 149789 3,631,535SH SOLE 3,631,535 GOLDCORP INC
COMMON 380956409 141248 4,646,300SH SOLE 4,646,300 HSBC HLDGS PLC SP
ADR(5 ORD) 404280406 64114 694,950SH SOLE 694,950 HEWLETT PACKARD CO
COMMON 428236103 89933 1,812,962SH SOLE 1,812,962 HEXCEL CORP
COMMON 428291108 3394 150,000SH SOLE 150,000 HONDA MOTOR CO ADR (1
ORD) 438128308 3151 94,800SH SOLE 94,800 HONEYWELL INTL INC COMMON 438516106 80589 1,360,150SH SOLE 1,360,150 HOYA CORP ADR(1 ORD SHR)
443251103 14181 416,800SH SOLE 416,800 IAMGOLD CORP COMMON 450913108
75499 8,728,200SH SOLE 8,728,200 IMPERIAL OIL LTD COMMON 453038408
79736 1,617,690SH SOLE 1,617,690 INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108 33849 702,100SH SOLE 702,100 INTEL CORP COMMON 458140100
134485 5,219,830SH SOLE 5,219,830 INTL BUSINESS MCHN COMMON 459200101
2385 20,320SH SOLE 20,320 JOHNSON & JOHNSON COMMON 478160104 156897
2,396,951SH SOLE 2,396,951 JOHNSON MATTHEY PLC SP ADR 479142309 43000
635,400SH SOLE 635,400 KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204
407 18,300SH SOLE 18,300 KINROSS GOLD CORP COMMON 496902404 2285
153,800SH SOLE 153,800 KOREA ELECTRIC PWR SP ADR (0.5 COM) 500631106 34230 1,484,100SH SOLE 1,484,100 L OREAL CO ADR (0.2 ORD) 502117203 57382
2,194,100SH SOLE 2,194,100 ESTEE LAUDER CO CLASS A 518439104 96436
2,279,653SH SOLE 2,279,653 ELI LILLY & CO COMMON 532457108 78227
1,379,190SH SOLE 1,379,190 MEMC ELECTR MATLS COMMON 552715104 79084
1,348,588SH SOLE 1,348,588 MAGNA INTL INC CLASS A SUB VTG 559222401 550070 5,732,879SH SOLE 5,732,879 MARTINREA INTL COMMON 573459104 1483
86,700SH SOLE 86,700 MICROSOFT CORP COMMON 594918104 209130
7,125,142SH SOLE 7,125,142 MITSUBISHI UFJ FINL ADR( 1 ORD SHRS)
606822104 6655 735,600SH SOLE 735,600 MOTOROLA INC COMMON 620076109
93855 5,083,822SH SOLE 5,083,822 NASDAQ STK MKT COMMON 631103108
61931 1,649,700SH SOLE 1,649,700 NESTLE S A SP ADR (0.25 ORD) 641069406
80841 725,125SH SOLE 725,125 NIPPON TELEG & TEL SP ADR (0.005 ORD) 654624105 44956 1,939,100SH SOLE 1,939,100 NORTEL NETWORKS CORP
COMMON 656568508 165067 9,790,464SH SOLE 9,790,464 PEABODY ENERGY
CORP COMMON 704549104 112245 2,353,500SH SOLE 2,353,500 PEARSON PLC
SP ADR (1 ORD) 705015105 793 51,500SH SOLE 51,500 PENN WEST ENERGY
TRUST UNIT 707885109 324 10,500SH SOLE 10,500 PEPSICO INC COMMON 713448108 113117 1,549,782SH SOLE 1,549,782 PETSMART INC COMMON
716768106 51390 1,616,942SH SOLE 1,616,942 PFIZER INC COMMON 717081103
142190 5,841,901SH SOLE 5,841,901 PROCTER & GAMBLE CO COMMON
742718109 2798 39,920SH SOLE 39,920 PRUDENTIAL FINL COMMON 744320102
1562 16,070SH SOLE 16,070 QUEBECOR WORLD INC SUB VTG 748203106 24236
2,516,766SH SOLE 2,516,766 REED ELSEVIER N V SP ADR (2 ORD) 758204101
55997 1,480,250SH SOLE 1,480,250 REED ELSEVIER PLC SPONSORED ADR 758205108 25 500SH SOLE 500 RESEARCH IN MOTION COMMON 760975102
714639 7,310,890SH SOLE 7,310,890 RIO TINTO PLC ADR (4 ORD) 767204100 650
1,900SH SOLE 1,900 RITCHIE BROS AUCTNRS COMMON 767744105 4937
76,000SH SOLE 76,000 ROCHE HLDG LTD SP ADR (.01 ORD) 771195104 95013
1,056,095SH SOLE 1,056,095 ROGERS COMMUNICATION CLASS B NON VTG
775109200 55261612,204,410SH SOLE 12,204,410 ROYAL BANK CDA COMMON
780087102 65158211,836,180SH SOLE 11,836,180 ROYAL DUTCH SHELL ADR(2
ORD CL A) 780259206 532 6,500SH SOLE 6,500 SCHLUMBERGER LTD COMMON 806857108 217483 2,078,958SH SOLE 2,078,958 SECOM LTD ADR (2 ORD)
813113206 434 4,500SH SOLE 4,500 SIEMENS A G SP ADR 826197501 59611
435,940SH SOLE 435,940 SPECTRA ENERGY CORP COMMON 847560109 282
11,550SH SOLE 11,550 SUNCOR ENERGY INC COMMON 867229106 523327 5,540,196SH SOLE 5,540,196 SYSCO CORP COMMON 871829107 85344
2,406,892SH SOLE 2,406,892 TSX GROUP INC COMMON 873028104 131309
2,735,600SH SOLE 2,735,600 TAIWAN SEMICONDUCTOR SP ADR(5 ORD)
874039100 33841 3,356,400SH SOLE 3,356,400 TELEFONOS DE MEXICO SP ADR
(20 SER L) 879403780 278 8,500SH SOLE 8,500 THOMSON CORP (THE) COMMON 884903105 365596 8,775,709SH SOLE 8,775,709 TIME WARNER INC COMMON
887317105 119070 6,509,367SH SOLE 6,509,367 TOMKINS PLC SP ADR (4 ORD)
890030208 3911 210,600SH SOLE 210,600 TORONTO DOMINION BK COMMON 891160509 88253311,566,623SH SOLE 11,566,623 TOYOTA MTR CORP ADR (2
ORD) 892331307 90534 777,600SH SOLE 777,600 UNITED TECHNOLOGIES
COMMON 913017109 134844 1,681,720SH SOLE 1,681,720 UPM KYMMENE CORP
SP ADR 915436109 21244 885,500SH SOLE 885,500 VOLVO AKTIEBOLAGET ADR
(1 ORD) 928856400 527 30,500SH SOLE 30,500 WPP GROUP PLC SP ADR(5 ORDS)
929309409 47445 705,500SH SOLE 705,500 WACHOVIA CORP 2ND NEW
COMMON 929903102 230 4,600SH SOLE 4,600 WAL MART STORES INC
COMMON 931142103 107124 2,463,273SH SOLE 2,463,273 WALGREEN CO
COMMON 931422109 377 8,000SH SOLE 8,000 WELLS FARGO & CO COMMON
949746101 121767 3,431,206SH SOLE 3,431,206 WRIGLEY WM JR CO COMMON
982526105 256 4,000SH SOLE 4,000 WYETH COMMON 983024100 114127
2,571,285SH SOLE 2,571,285 YAHOO INC COMMON 984332106 104246
3,898,036SH SOLE 3,898,036 ZARLINK SEMICONDUCT COMMON 989139100 83 60,200SH SOLE 60,200 PETRO-CANADA COMMON 71644E102C 407637
7,142,755SH SOLE 7,142,755 TALISMAN ENERGY INC COMMON 87425E103C 75832538,828,705SH SOLE 38,828,705 BARCLAYS PLC ADR (4 ORD) 06738E204
3647 75,285SH SOLE 75,285 AT&T INC COMMON 00206R102 85109 2,019,030SH
SOLE 2,019,030 ALTRIA GROUP INC COMMON 02209S103 65699 948,407SH
SOLE 948,407 BCE INC COMMON 05534B760 115432 2,893,025SH SOLE 2,893,025
BARRICK GOLD CORP COMMON 067901108C 11357 283,000SH SOLE 283,000
BULGARI SPA SP ADR (4 ORD) 12015P102 6244 99,800SH SOLE 99,800
BURLINGTN NRTHRN S F COMMON 12189T104 137219 1,696,790SH SOLE
1,696,790 CML HEALTHCARE IN FD TRUST UNIT 12582P105 250 15,600SH SOLE 15,600 CAMECO CORP COMMON 13321L108 79550217,338,760SH SOLE
17,338,760 CDN PACIFIC RAILWAY COMMON 13645T100 88450 1,263,576SH
SOLE 1,263,576 CARDINAL HEALTH INC COMMON 14149Y108 333 5,343SH
SOLE 5,343 CATALYST PAPER COMMON 14888T104 2069210,947,907SH SOLE 10,947,907 CISCO SYSTEMS INC COMMON 17275R102 190180 5,761,750SH SOLE
5,761,750 COGNOS INCORPORATED COMMON 19244C109 306793 7,464,550SH
SOLE 7,464,550 DBS GROUP HLDGS LTD SP ADR(4 ORD) 23304Y100 6847
118,600SH SOLE 118,600 DEVON ENERGY CORP COMMON 25179M103 779
9,400SH SOLE 9,400 DIAGEO P L C SP ADR (4 ORD) 25243Q205 47575 544,300SH
SOLE 544,300 DOMTAR CORP COMMON 257559104U 3068 375,000SH SOLE
375,000 DUKE ENERGY CORP COMMON 26441C105 317 17,000SH SOLE 17,000
EMBRAER-EMPRESA BRAS ADR(4 ORD SHRS) 29081M102 47004 1,074,200SH
SOLE 1,074,200 ENBRIDGE INC COMMON 29250N105 118539 3,253,000SH SOLE
3,253,000 EXELON CORP COMMON 30161N101 103011 1,372,000SH SOLE
1,372,000 EXPERIAN GROUP LTD SPONSORED ADR 30215C101 8217 788,500SH
SOLE 788,500 EXXON MOBIL CORP COMMON 30231G102 1719 18,640SH SOLE
18,640 FNX MINING COMMON 30253R101 9586 290,400SH SOLE 290,400
FRANCE TELECOM SP ADR (1 ORD) 35177Q105 43288 1,299,300SH SOLE
1,299,300 FREEPORT-MCMORAN C&G COMMON 35671D857 97793 935,800SH
SOLE 935,800 GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 321
6,050SH SOLE 6,050 GOLDMAN SACHS GROUP COMMON 38141G104 120490
557,982SH SOLE 557,982 CGI GROUP INC CLASS A SUB VTG 39945C109 71059 6,238,700SH SOLE 6,238,700 HENKEL LTD PARTNRSHP SP ADR (1 ORD)
42550U109 730 15,600SH SOLE 15,600 IAMGOLD CORP COMMON 450913108C
916 106,000SH SOLE 106,000 IVANHOE MINES COMMON 46579N103 1879
145,400SH SOLE 145,400 JPMORGAN CHASE & CO COMMON 46625H100 2232
48,900SH SOLE 48,900 KRAFT FOODS INC CLASS A 50075N104 116518
3,388,887SH SOLE 3,388,887 LUXOTTICA GROUP SPA SP ADR (1 ORD)
55068R202 473 14,000SH SOLE 14,000 MACQUARIE BANK SP ADR 55607P105
6682 89,300SH SOLE 89,300 MAGNA INTL INC CLASS A 559222401C 5325
55,500SH SOLE 55,500 MANULIFE FINCL CORP COMMON 56501R106 88861021,668,120SH SOLE 21,668,120 NEXEN INC COMMON 65334H102 1583
52,100SH SOLE 52,100 NOMURA HLDGS INC SPONSORED ADR 65535H208
61684 3,718,500SH SOLE 3,718,500 NOVA CHEMICALS CORP COMMON
66977W109 107202 2,798,290SH SOLE 2,798,290 NOVARTIS AG ADR (1 ORD SHS)
66987V109 85046 1,553,155SH SOLE 1,553,155 PACIFIC ENERGY RES COMMON
694228206U 1572 582,323SH SOLE 582,323 POTASH CORP OF SASK COMMON 73755L107 144591 1,376,400SH SOLE 1,376,400 QUEBECOR WORLD INC SUB
VTG 748203106C 241 25,000SH SOLE 25,000 RESIN SYSTEMS COMMON
76111T102 1718 1,130,000SH SOLE 1,130,000 STATOILHYDRO ASA SP ADR(1
ORD NOK2.5)85771P102 51249 1,516,500SH SOLE 1,516,500 TELUS CORP
COMMON 87971M103 175184 3,046,683SH SOLE 3,046,683 TELUS CORP NON
VTG 87971M202 102 1,827SH SOLE 1,827 3M COMPANY COMMON 88579Y101
121265 1,300,656SH SOLE 1,300,656 TIM HORTONS INC COMMON 88706M103U
8358 241,225SH SOLE 241,225 TRANSALTA CORP COMMON 89346D107 48988
1,565,100SH SOLE 1,565,100 TRANSCANADA CORP COMMON 89353D107 236297
6,479,204SH SOLE 6,479,204 TRANSCANADA CORP COMMON 89353D107C 8032
220,200SH SOLE 220,200 VALERO ENERGY CORP COMMON 91913Y100 74169 1,108,139SH SOLE 1,108,139 VERIZON COMMUNICATNS COMMON 92343V104
108145 2,451,379SH SOLE 2,451,379 VIACOM INC CLASS B 92553P201 103197
2,657,940SH SOLE 2,657,940 VODAFONE GRP PLC ADR(10 ORDS) 92857W209
52941 1,463,840SH SOLE 1,463,840 WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 69906 1,917,100SH SOLE 1,917,100 YAMANA GOLD INC COMMON
98462Y100 1204 102,500SH SOLE 102,500 DEUTSCHE BANK AG NAM ORD
D18190898 70187 548,700SH SOLE 548,700 ACE LIMITED COMMON G0070K103
1086 18,000SH SOLE 18,000 COVIDIEN LTD COMMON G2552X108 871 21,075SH
SOLE 21,075 TRANSOCEAN INC ORDINARY G90078109 85893 762,600SH SOLE 762,600 TYCO INTL LTD COMMON G9143X208 52907 1,197,650SH SOLE
1,197,650 TYCO ELEC LTD COMMON G9144P105 744 21,075SH SOLE 21,075 UBS
AG COMMON H89231338 100127 1,887,300SH SOLE 1,887,300 CHECK POINT
SOFTWARE ORDINARY M22465104 44685 1,781,200SH SOLE 1,781,200



CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011